Investments Accounted for Using the Equity Method - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
China Mobile Innovative Business Fund (Shenzhen) Partnership (Limited Partnership) [Member]
Disclosure of associates [line items]
Committed cash to joint venture	¥ 1,500,000,000
Percentage of equity interest	50.00%
Amount contributed to joint venture	¥ 1,256,000,000	¥ 1,134,000,000
Remaining commitment to joint venture	244,000,000	366,000,000
Contingent liabilities relating to interest in the joint ventures	0
SPD Bank [member]
Disclosure of associates [line items]
Fair value of investment	¥ 65,993,000,000	¥ 52,282,000,000
Percentage of fair value of investment below its carrying amount	31.20%	39.90%
Impairment on investment	¥ 0
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Fair value of investment	¥ 6,432,000,000	¥ 6,589,000,000
Percentage of fair value of investment below its carrying amount	9.20%	16.70%
Impairment on investment	¥ 0